RELATED PARTY TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Related Party Transaction [Line Items]
Total	$ 192	$ 0	$ 131
Sales [Member] | Xi’an Hu County Yuxing Agriculture Technology Development Co., Ltd [Member]
Related Party Transaction [Line Items]
Total	191	0	131
Sales [Member] | Shaanxi Tech Team Jinong Humic Acid Product Co., Ltd [Member]
Related Party Transaction [Line Items]
Total	$ 1